RELATED PARTIES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reserve Quantities [Line Items]
Accounts receivable	R$ 32,355	R$ 19,376
Trade account payable	(27,012)	(36,082)
Sales	177,180	132,374
Purchases	(573,544)	(329,049)
Marfrig Global Foods [Member]
Reserve Quantities [Line Items]
Accounts receivable	11,251	9,252
Trade account payable	(26,970)	(36,058)
Sales	76,553	89,311
Purchases	(572,357)	(328,956)
Marfrig Chile [Member]
Reserve Quantities [Line Items]
Accounts receivable	2,258	1,434
Trade account payable	(42)	(24)
Sales	15,273	4,866
Purchases	(1,187)	(93)
Quick Foods [Member]
Reserve Quantities [Line Items]
Accounts receivable	18,531	8,690
Sales	84,875	38,058
Marfrig Alimentos S A [Member]
Reserve Quantities [Line Items]
Accounts receivable	98
Sales	242	R$ 139
Pampeano Alimentos S A [Member]
Reserve Quantities [Line Items]
Accounts receivable	217
Sales	R$ 237